Other current and non-current assets - Summary of Other non-current assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
Trade and other non-current receivables [abstract]
Prepaid expenses	€ 589	€ 1,414
Other assets	747	603
Total	€ 1,336	€ 2,017